Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 10. Related Party Transactions
Self Administration Transaction
On June 28, 2019, we, our Operating Partnership and our TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor, SAM, and SmartStop OP Holdings, LLC (“SS OP Holdings”), a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM (collectively, the “Self Administration Transaction”).
As a result of the Self Administration Transaction, we became self-managed and succeeded to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST

IV (until the SST IV Merger Date), and SSGT II (until the SSGT II Merger Date), and we acquired the internal capability to originate, structure and manage additional future self storage investment products which would be sponsored by SmartStop REIT Advisors, LLC (“SRA”), our indirect subsidiary. The transfer agent agreement described below was not impacted by the Self Administration Transaction.
Our Chief Executive Officer, who is also the Chairman of our board of directors, holds ownership interests in and is an officer of SAM, and other affiliated entities. Our Chief Executive Officer also previously indirectly held an ownership interest in our former dealer manager. Previously, certain of our executive officers and another member of our board of directors held ownership interests in and/or were officers of SAM, and other affiliated entities. Accordingly, any agreements or transactions we have entered into with such entities may present a conflict of interest. None of SAM and its affiliates or our directors or executive officers receive any compensation, fees or reimbursements from our Managed REITs, other than with respect to fees and reimbursements in accordance with the Administrative Services Agreement and the transfer agent agreement, or as otherwise described in this section.
Former Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our former transfer agent (“Former Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Former Transfer Agent provided transfer agent and registrar services to us. These services were substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder.
Fees paid to our Former Transfer Agent included a fixed quarterly fee, one-time
account setup fees, monthly open account fees and fees for investor inquiries. In addition, we reimbursed our Former Transfer Agent for all reasonable expenses or other charges incurred by it in connection with the provision of its services to us, and we paid our Former Transfer Agent fees for any additional services that we requested from time to time, in accordance with its rates then in effect.
Effective as of April 29, 2024, we transitioned to a new transfer agent, SS&C GIDS, Inc. In connection with such transfer, we simultaneously terminated the transfer agent agreement with Strategic Transfer Agent Services, LLC. In lieu of a termination fee and in recognition of the additional cost and expenses incurred by our Former Transfer Agent in connection with the transition, we paid a transition fee of $150,000 to Strategic Transfer Agent Services, LLC in May 2024.
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2024 and 2023, as well as any related amounts payable as of December 31, 2024 and 2023 (in thousands).

	Year Ended December 31, 2023			Year Ended December 31, 2024
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$1,479	$1,473	$75	$661	$715	$21
Other
Other	—	—	341	—	—	341

Total	$1,479	$1,473	$416	$661	$715	$362

Advisory Agreement Fees
Our indirect subsidiaries, the SSGT II Advisor, SST VI Advisor, and the SSGT III Advisor are or were entitled to receive various fees and expense reimbursements under the terms of the SSGT II, SST VI, and SSGT III advisory agreements.
SSGT II Advisory Agreement
The SSGT II Advisor provided acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”) with SSGT II up until the SSGT II Merger on June 1, 2022.
Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II Advisory Agreement was terminated and pursuant to the SSGT II operating partnership agreement, subordinated distribution of approximately $16.1 million was otherwise due. As a result, we recorded a gain of approximately $16.1 million related to our special limited partnership interest and recorded this within gain on preexisting equity interests upon acquisition of control in our consolidated statements of operations. As a result of our acquisition of SSGT II and terminating the SSGT II Advisory Agreement, we recorded a write-off
of approximately $1.4 million related to the carrying value of the SSGT II Advisory Agreement contract.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SSGT II Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the corresponding value of our related deferred tax liability by approximately $0.3 million on June 1, 2022, and recorded such benefit to the income tax (expense) benefit line-item in our consolidated statements of operations.
SST VI Advisory Agreement
The SST VI Advisor provides acquisition and advisory services to SST VI pursuant to an advisory agreement (the “SST VI Advisory Agreement”). In connection with the SST VI private placement offering, SST VI was required to reimburse the SST VI Advisor for organization and offering costs from the SST VI private offering pursuant to the SST VI private offering advisory agreement.
Pursuant to the SST VI Advisory Agreement, the SST VI Advisor receives acquisition fees equal to 1.00% of the contract purchase price of each property SST VI acquires plus reimbursement of any acquisition expenses that SST VI Advisor incurs. The SST VI Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SST VI’s aggregate asset value, as defined. The SST VI Advisor is also potentially entitled to receive a disposition fee if a substantial amount of services are performed by the SST VI Advisor, as determined by a majority of SST VI’s independent directors, equal to the lesser of 1% of the contract sales price for any properties sold or 50% of the competitive real estate commission; however in no event shall the total real estate commissions paid exceed 6% of the contract sales price.
A subsidiary of our Operating Partnership may also be potentially entitled to a subordinated distribution through its ownership of a special limited partnership in SST VI OP if SST VI (1) lists its shares of common stock on a national exchange, (2) terminates the SST VI Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in SST VI OP’s limited partnership agreement.
The SST VI Advisory Agreement provides for reimbursement of the SST VI Advisor’s direct and indirect costs of providing administrative and management services to SST VI. Beginning four fiscal quarters after commencement of SST VI’s public offering, which was declared effective March 17, 2022, the SST VI Advisor was required to pay or reimburse SST VI the amount by which SST VI’s aggregate annual operating expenses, as defined, exceed the greater of 2% of SST VI’s average invested assets or 25% of SST VI’s net income, as defined, unless a majority of SST VI’s independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors.
Pacific Oak Holding Group, LLC, is a 17.5%
non-voting
member of the SST VI Advisor. Pacific Oak Capital Markets, LLC (a subsidiary of Pacific Oak Holding Group, LLC) is SST VI’s dealer manager, and as such, is responsible for the marketing of SST VI shares being offered pursuant to SST VI’s private offering, and subsequent to March 17, 2022, SST VI’s public offering.
Separately, we through one of our subsidiaries agreed to pay SST VI’s dealer manager an amount equal to 1.5% of the gross offering proceeds from the sale of Class Z shares sold in its public offering. For the years ended December 31, 2024 and 2023, we had incurred approximately $44,000 and $5,000, respectively, to SST VI’s dealer manager associated with the Class Z shares sold in its public offering.
SSGT III Advisory Agreement
The SSGT III Advisor provides acquisition and advisory services to SSGT III pursuant to an advisory agreement (the “SSGT III Advisory Agreement”). In connection with the SSGT III private placement offering, which became effective on May 18, 2022, SSGT III is required to reimburse the SSGT III Advisor for organization and offering costs from the SSGT III private offering pursuant to the SSGT III Advisory Agreement.
Pursuant to the SSGT III Advisory Agreement, the SSGT III Advisor will receive acquisition fees equal to 1.00% of the contract purchase price of each property SSGT III acquires plus reimbursement of acquisition expenses that SSGT III Advisor incurs, provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the Advisor receives the Acquisition Fee. The SSGT III Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SSGT III’s aggregate asset value, as defined. The SSGT III Advisor is also entitled to receive a disposition fee equal to 1.5% of the contract sale price for any properties sold inclusive of any real estate commissions paid to third party real estate brokers.
Through a separate agreement, Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the SSGT III private offering, is entitled to receive 17.5% of the acquisition fees, asset management fees and disposition fees SSGT III Advisor earns pursuant to the SSGT III Advisory Agreement.
A subsidiary of our Operating Partnership may also be potentially entitled to various subordinated distributions through its ownership of a special limited partnership in SSGT III’s operating partnership agreement if SSGT III (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT III Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT III operating partnership agreement.
Managed REIT Property Management Agreements
Our indirect subsidiaries, SS Growth Property Management II, LLC, Strategic Storage Property Management VI, LLC, and SS Growth Property Management III, LLC, (collectively the “Managed REITs

Property Managers”), are or were entitled to receive fees for their services in managing the properties wholly or partially owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager.
The Managed REITs’ Property Managers receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs’ Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST VI, and SSGT III property managers are or were entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II property management contracts were terminated. As a result of us acquiring SSGT II and terminating such contracts, we recorded a write-off
of approximately $0.6 million related to the carrying value of the SSGT II property management contracts.
In connection with the Self Administration Transaction, we previously recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SSGT II property management contract and the carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, we adjusted the value of our deferred tax liability on a pro-rata
basis, reducing the deferred tax liability by approximately $0.2 million during the year December 31, 2022 related to the SSGT II Merger and the related aforementioned write-offs, and recorded such benefits within the income tax (expense) benefit line-item in our consolidated statements of operations.

Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2024, 2023, and 2022 (in thousands):

Managed REIT Platform Revenues	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Asset Management Fees:
SST VI	$4,254	$3,420	$1,348
SSGT III	1,406	1,017	146
SSGT II (1)	—	—	798

Total Asset Management Fees	5,660	4,437	2,292
Property Management Fees:
SST VI	1,698	1,243	551
SSGT III	617	358	62
JV Properties	959	738	433
SSGT II (1)	—	—	408

Total Property Management Fees	3,274	2,339	1,454
Tenant Protection Program Fees:
SST VI	1,205	842	397
SSGT III	427	186	8
JV Properties	371	271	187
SSGT II (1)	—	—	250

Total Tenant Protection Program Fees	2,003	1,299	842
Acquisition Fees:
SST VI	34	2,470	1,846
SSGT III	293	837	846

Total Acquisition Fees	327	3,307	2,692
Other Managed REIT Fees (2)	963	558	539

Managed REIT Platform Fees	12,227	11,940	7,819

Sponsor funding reduction (3)	(844)	(34)	—

Total Managed REIT Platform Revenues	$11,383	$11,906	$7,819

(1)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(2)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.
(3)
Pursuant to the Sponsor Funding Agreement, SmartStop funds certain costs of SST VI’s share sales, and in return receives Series C Units in SST VI’s OP. The excess of the funding over the value of the Series C Units received is accounted for as a reduction of Managed REIT Platform revenues from SST VI over the remaining estimated term of the management contracts with SST VI.

We offer tenant insurance or tenant protection programs to customers at our Managed REITs’ properties pursuant to which we, as the property manager and majority owner of the Tenant Protection Program joint ventures, are entitled to substantially all of the net revenue attributable to the sale of such tenant programs.
In order to protect our interest in receiving these revenues in light of the fact that the Managed REITs control the properties, we and the Managed REITs transferred our respective rights in such arrangements to a joint venture entity owned 99.9% by us through a TRS subsidiary and 0.1% by the Managed REIT. Under the terms of the operating agreements of the joint venture entities, we receive 99.9% of the net revenues generated from such Tenant Protection Programs and the Managed REIT receives the other 0.1% of such net revenues. Subsequent to the SSGT II Merger, the SST IV and SSGT II Tenant Protection Programs joint ventures are wholly-owned by us and such revenue is generated at our now wholly-owned self storage properties and is recorded within ancillary operating revenue in our consolidated statements of operations.
Reimbursable costs from Managed REITs includes reimbursement of SST IV (until the SST IV Merger Date), SSGT II, (until the SSGT II Merger Date), SST VI and SSGT III’s Advisors’ certain direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of certain costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of December 31, 2024 and 2023, we had receivables due from the Managed REITs totaling approximately $16.7 million, and $6.5 million, respectively. Such amounts are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheets. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine reimbursable expenditures of the Managed REITs that we directly funded.
Investments in and advances to SST VI OP
Equity Investments
On March 10, 2021, SmartStop OP made an investment of $5.0 million in SST VI OP, in exchange for common units of limited partnership interest in SST VI OP. Additionally, a subsidiary of SmartStop OP owns a special limited partnership interest (the “SST VI SLP”) in SST VI OP.
For the years ended December 31, 2024 and 2023, we recorded a loss related to our equity interest, excluding our preferred investment discussed below, in SST VI OP of approximately $0.9 million and $0.9 million, respectively, and received distributions in the amount of approximately $0.3 million and $0.3 million, respectively.
On January 30, 2023, a subsidiary of SmartStop made a preferred investment of 600,000 Series A Cumulative Redeemable Preferred units of limited partnership interest in SST VI OP for an aggregate of $15 million. Upon closing of the preferred investment, an investment fee equal to 1% of the investment amount was owed and paid by SST VI OP. SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly. On May 2, 2023, SST VI fully redeemed SmartStop’s preferred investment of 600,000 Series A Cumulative Redeemable Preferred units of limited partnership interest in SST VI OP and repaid accrued distributions due as of the date of redemption for a total amount of approximately $15.1 million.

Sponsor Funding Agreement
On November 1, 2023, SRA, a subsidiary of our Operating Partnership, entered into a Sponsor Funding Agreement with SST VI and SST VI OP, in connection with certain changes to the public offering of SST VI.
Pursuant to the Sponsor Funding Agreement, SRA, as sponsor of the SST VI offering, has agreed to fund the payment of (i) the upfront 3% sales commission for the sale of Class Y shares sold in the SST VI offering, (ii) the upfront 3% dealer manager fee for the Class Y shares sold in the SST VI offering, and (iii) the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares sold in the SST VI offering. SRA also agreed to reimburse SST VI in cash to cover the dilution from certain one-time
stock dividends which were issued by SST VI to existing stockholders in connection with the sponsor funding changes to the SST VI offering. On December 15, 2023, we paid SST VI approximately $6.6 million for the reimbursement of the aforementioned stock dividend.
In consideration for SRA providing the funding for the
front-end
sales load and the cash to cover the dilution from the stock dividends described above, SST VI OP will issue a number of Series C Units to SRA equal to the dollar amount of such funding divided by the then-current offering price for the Class Y shares and Class Z shares sold in the SST VI offering, which was initially $9.30 per share. Pursuant to the Sponsor Funding Agreement, SRA will reimburse SST VI monthly for the applicable front-end
sales load it has agreed to fund, and SST VI OP will issue the Series C Units on a monthly basis upon such reimbursement.
On August 7, 2024, SST VI declared an estimated net asset value per share of $10.00. Since the Series C Units that could be converted would result in the net asset value falling below $10.00 per share, none of the Series C Units we own were converted into Class A units of SST VI OP, and our future purchases will be determined based on the current estimated net asset value at such time. Subsequent to SST VI declaring an estimated net asset value of $10.00 per share, the number of Series C Units SmartStop receives in exchange for funding the front-end
sales load of the sale of SST VI’s Class Y and Class Z shares is calculated as the dollar amount of such sponsor funding divided by the current offering price of $10.00 per share for such Class Y and Z shares. The Sponsor Funding Agreement will terminate immediately upon the date that SST VI ceases to offer the Class Y shares and Class Z shares in the SST VI offering. The SST VI offering was recently extended by SST VI’s board of directors. Inclusive of all extension options exercised by SST VI, its current offering cannot extend beyond September 13, 2025.
On November 1, 2023, SRA entered into Amendment No. 3 to the Second Amended and Restated Limited Partnership Agreement of SST VI OP with SST VI and SST VI OP containing, among other things, the terms of the Series C Units. The Series C Units shall initially have no distribution, liquidation, voting, or other rights to participate in SST VI OP unless and until such Series C Units are converted into Class A units of SST VI OP. The Series C Units shall automatically convert into Class A units on a one-to-one
basis upon SST VI’s disclosure of an estimated net asset value per share equal to at least $10.00 per share for each Class of SST VI shares of common stock, including the Class Y shares and Class Z shares, calculated net of the Series C Units to be converted.
Through December 31, 2024, we have incurred approximately $9.3 million in connection with the Sponsor Funding Agreement, representing approximately 1.0 million Series C Units issued by SST VI OP. During the year ended December 31, 2024 we incurred approximately $2.4 million, of which approximately $0.2 million was accrued as a payable pursuant to the Sponsor Funding Agreement.
As of December 31, 2024, the maximum remaining commitment of SRA pursuant to the Sponsor Funding Agreement was approximately $61.2 million, assuming SST VI were to sell the maximum remaining shares available under its current offering of approximately 87.4 million.

Debt Investments
On December 30, 2021, in connection with SST VI’s acquisition of two self storage facilities, our Operating Partnership entered into a mezzanine loan agreement with a wholly-owned subsidiary of SST VI OP for up to $45 million (the “SST VI Mezzanine Loan”). The SST VI Mezzanine Loan required a commitment fee equal to 1.0% of the amount drawn at closing of the SST VI Mezzanine Loan, and each subsequent draw. Interest on this loan accrued at LIBOR plus 3.0%.
The SST VI Mezzanine Loan was amended on December 20, 2022, such amendment increased the principal borrowing amount from a maximum of $45 million to $55 million. Pursuant to this amendment, the interest rate on the SST VI Mezzanine Loan was converted to a variable rate equal to SOFR plus 3.0%. Additionally, in such amendment, SST VI exercised the existing extension option; payments on the SST VI Mezzanine Loan were interest only until the due date of December 30, 2023. As of December 31, 2022 the balance on the SST VI Mezzanine Loan was $35.0 million. On January 31, 2023, SST VI borrowed an additional $15.0 million on the SST VI Mezzanine Loan. On May 2, 2023, SST VI fully repaid the outstanding principal, plus all applicable accrued interest due on the SST VI Mezzanine Loan as of such date for a total amount of approximately $51.7 million. On such date, the SST VI Mezzanine Loan agreement was terminated.
On June 13, 2023 SmartStop OP entered into a promissory note agreement with SST VI OP ( the “SST VI Note”), where SST VI OP borrowed $15.0 million. Interest on the loan accrued at SOFR plus 3.0%. Payments on the SST VI Note are interest only. The loan was extended to December 31, 2024 at the borrower’s option. As such, the interest rate on the loan increased to SOFR plus 4.0%, and a fee equal to 0.25% of the outstanding principal balance was due as a result of SST VI exercising the extension option on December 8, 2023. The SST VI Note required a commitment fee equal to 1.0% of the aggregate principal amount of the loan. On June 28, 2024, the SST VI Note was amended to expand the borrowing capacity up to $25.0 million and extend the maturity date from December 31, 2024 to December 31, 2025. The loan is interest only, and the interest rate on such loan is SOFR plus 4.0%. On July 29, 2024, SST VI borrowed an additional $8.0 million on the SST VI Note.
As of December 31, 2024, SST VI OP had $23.0 million borrowed and outstanding pursuant to the SST VI Note.
The following table summarizes the carrying value of our investments in and advances to SST VI as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Receivables:
Receivables and advances due	$13,929	$5,861
Debt:
SST VI Note	23,000	15,000
Equity:
SST VI OP Units and SST VI SLP	728	1,932
SST VI Series C Units	4,554	3,306

Total investments in and advances	$42,211	$26,099

Investments in and advances to SSGT III OP
Equity Investments
On August 29, 2022, SmartStop OP made an investment of $5.0 million in SS Growth Operating Partnership III, L.P., the operating partnership of SSGT III (“SSGT III OP”), in exchange for common units of limited partnership interest in SSGT III OP. Additionally, a subsidiary of SmartStop OP owns a special limited partnership interest (the “SSGT III SLP”) in SSGT III OP.
For the years ended December 31, 2024 and 2023, we recorded a loss related to our equity interest in SSGT III OP of approximately $0.6 million and $0.7 million, respectively, and received distributions in the amount of approximately $0.3 million and $0.3 million, respectively.
Debt Investments
On August 9, 2022, in connection with SSGT III’s acquisition of two self storage facilities, our Operating Partnership entered into a mezzanine loan agreement with a wholly-owned subsidiary of SSGT III, for up to $50.0 million (the “SSGT III Mezzanine Loan”), of which $42.0 million was funded as an initial draw at the time of closing. The SSGT III Mezzanine Loan requires a commitment fee equal to 1.0% of the amount drawn at closing of the SSGT III Mezzanine Loan, and subsequent draws.
The SSGT III Mezzanine Loan was amended on December 20, 2022, such amendment increased the principal borrowing amount from up to $50 million to $77 million. Pursuant to this amendment, the interest rate on the SSGT III Mezzanine Loan became a variable rate equal to SOFR plus 3.0%. Payments on the SSGT III Mezzanine Loan are interest only, and it had an initial maturity date of August 9, 2023. SSGT III extended the ultimate maturity date of the SSGT III Mezzanine Loan until August 9, 2024, as such, the interest rate of the SSGT III Mezzanine Loan increased to SOFR plus 4.0% per annum, pursuant to the December 20, 2022 amendment.
On May 2, 2024, SSGT III paid down the remaining $1.0 million outstanding on the SSGT III Mezzanine Loan. On August 9, 2024, the SSGT III Mezzanine Loan expired, and no further borrowings were allowed pursuant to such loan agreement.
On July 31, 2024, our Operating Partnership provided a bridge loan to an indirect wholly-owned subsidiary of SSGT III for $20.0 million (the “SSGT III Bridge Loan”) to facilitate SSGT III’s acquisition of two self storage facilities. An indirect wholly-owned subsidiary of SSGT III is sponsoring a private offering of beneficial interests in a Delaware statutory trust (“DST”) relating to the two properties. The SSGT III Bridge Loan incurred interest based on adjusted daily simple SOFR plus 300 basis points. The SSGT III Bridge Loan is secured by an indirect pledge of equity in the entity sponsoring the private DST offering relating to the two properties mentioned above, as well as a full guaranty by SSGT III OP. As such sponsor entity sells such DST interests, it was required to utilize such net proceeds to pay down the SSGT III Bridge Loan. SSGT III will be required to pay down at least 15% of the balance within four months, 35% within six months, 55% within nine months, and 75% within twelve months from the final draw.
As of December 31, 2024, SSGT III and its subsidiaries had repaid approximately $17.0 million on the SSGT III Bridge Loan, such that approximately $2.9 million was outstanding on such loan as of December 31, 2024. Subsequent to December 31, 2024, in January of 2025, the SSGT III Bridge Loan was fully repaid.
On December 16, 2024, our Operating Partnership provided a promissory note to a subsidiary of SSGT III for $7.0 million (the “SSGT III Promissory Note”), the entire principal amount of the loan was disbursed to

SSGT III on such date. Pursuant to this note, interest on the SSGT III Promissory Note accrued at a variable rate equal to SOFR plus 3.0% per annum. Payments on the SSGT III Promissory Note were interest only, and it had an initial maturity date of March 17, 2025. The SSGT III Promissory Note required a commitment fee equal to 0.50% of the amount drawn at closing of the SSGT III Promissory Note. Subsequent to December 31, 2024, in January of 2025, the SSGT III Promissory Note was fully repaid.
As of December 31, 2024 and 2023, a wholly-owned subsidiary of SSGT III OP had approximately $10.0 million and $4.0 million, respectively, borrowed and outstanding pursuant to its borrowings from SmartStop.
The following table summarizes the carrying value of our investments in and advances to SSGT III OP as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Receivables:
Receivables and advances due	$2,769	$629
Debt:
SSGT III Bridge Loan (1)	2,919	—
SSGT III Promissory Note (2)	7,000	—
SSGT III Mezzanine Loan	—	4,000
Equity:
SSGT III OP Units and SSGT III SLP	2,823	3,662

Total investments in and advances	$15,511	$8,291

(1)	In January of 2025, SSGT III repaid in full the remaining outstanding principal balance of approximately $2.9 million on the SSGT III Bridge Loan, plus accrued interest.
(2)	In January of 2025, SSGT III repaid in full the $7.0 million previously outstanding on the SSGT III Promissory Note, plus accrued interest.
Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, our TRS and SmartStop Storage Advisors, LLC (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), which, as amended, requires that the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support and other miscellaneous reimbursements as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM and the Company Parties will reimburse one another based on the actual costs of providing their respective services. Additionally, SAM paid the Company Parties an allocation of rent and overhead for the portion of the Ladera Office that it occupied until October 2022, at which time SAM relocated to a separate office. Such agreement had an initial term of three years, with automatic one-year
renewals, and is subject to certain adjustments as defined in the agreement.

For the years ended December 31, 2024 and 2023, we incurred reimbursements payable to SAM under the Administrative Services Agreement of approximately $0.8 million and approximately $0.5 million, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statements of operations.
We recorded reimbursements from SAM of approximately $0.2 million and $0.7 million during the years ended December 31, 2024 and 2023, respectively, related to services provided to SAM, which were included in Managed REIT Platform revenue in our consolidated statements of operations.
As of December 31, 2024 and 2023, a receivable of approximately $12,000 and a payable of approximately $11,000, respectively, was due to SAM related to the Administrative Services Agreement.